Supplement Dated February 19, l997 to Statements of Additional
         Information as set forth below:

         Gradison U.S. Government Reserves Dated January 31, l997
         Gradison Government Income Fund Dated May 1, l996
         Gradison Ohio Tax-Free Income Fund Dated October 28, l996
         Gradison Established Value Fund and Gradison Opportunity Value Fund
          July 29, l996
         Gradison Growth and Income Fund dated July 29, l996
         Gradison International Fund dated July 29, l996




COVER PAGE

YOUR FUTURE STARTS TODAY

Graphic     Photo of men, women, children and a dog

Logo

Gradison

Mutual Funds



INSIDE COVER PAGE

YOUR FUTURE STARTS TODAY

Whatever your goals or aspirations, whatever your

objective. One thing is certain. An investment made

today brings you that much closer to meeting that

objective and reaching the goal. Whether it's starting

a family, buying a house, saving for education, or

planning for retirement. Time is critical. Hesitate and

time will pass you by. Start today and the future is

yours.

THE MUTUAL FUND STORY

The first mutual fund company was established in 1924

as a private investment firm for its founders and is

still in business today. By 1980, there were fewer than

600 mutual funds open to investors. Today, there are

some 400 fund groups offering more than 6,000 mutual

funds with investments totaling more than $3 trillion.

Increasingly, mutual funds are the preferred vehicle

for individual investors who are starting and building

an investment program. And today, Gradison  is a

preferred name in mutual funds for a growing number of

investors.



WHY MUTUAL FUNDS?

PROFESSIONAL MANAGEMENT

Mutual funds use investment professionals to manage the

assets on a full-time basis.  In addition to their

dedicated time and experience, these investment

advisers typically have access to extensive research

and other analytical resources not available to most

individual investors.



DIVERSIFICATION

Because a mutual fund has significantly more assets to

invest than any individual participant, it can purchase

and effectively manage a more diversified portfolio

than can most individual investors.



FLEXIBILITY

A mutual fund is usually part of a family of funds.

Fund families offer an  exchange privilege that allow

shareholders to reallocate assets quickly and easily

among the various funds within  that family of funds.

Shares in any fund may be purchased or liquidated,

often by a phone call, generally on any day that the

New York Stock Exchange is open for business.

WHY GRADISON MUTUAL FUNDS?

A RESPECTED NAME FOR SEVEN DECADES

A respected name for seven decades Gradison has been a

recognized name in investment brokerage since 1925. The

firm became a registered investment adviser in 1974 and

established its first mutual fund in 1976.

Today, Gradison offers seven mutual funds in a growing

family of funds and manages more than  $4 billion in

assets in both mutual funds and individually managed

accounts.



EXPERIENCED PORTFOLIO MANAGERS

Gradison portfolio managers average nearly 15 years of

experience as professional portfolio managers and more

than 20 years of experience in the investment field. We

believe that this depth of first-hand experience, in

both favorable and unfavorable market environments,

sets us apart from those other fund managers who have

yet to manage assets through a full market cycle.

SERVICE

       Low Minimum Investment of $1,000

          Convenient Automatic Dividend Reinvestment

          Automatic Investment Plan

          Automatic Withdrawals and Payment Plans

          Access To Funds

          Free Exchange Privileges

          Check Writing

          Wire Transfers

          Toll-Free Customer Service

          24-Hour Account Information

          Account Statements

          Year-End summary

          Quarterly Newsletter

          Shareholder Reports

          Internet Access

REACHING YOUR INVESTMENT GOALS

FIGHTING INFLATION

         Inflation, the increase in the cost of living,

has averaged 4% since 1926. While it has been lower in

recent years, it has also been substantially

higher-reaching 14% in the early 1980s. The surest way

of beating inflation is to earn a rate of return on

your investments that exceeds the rate of inflation.



         Chart:          WHAT INFLATION REALLY MEANS

                 1995  $139,000  Single Family Home

                 2000  $177,403    Graphic:  Picture of  a

                 2010  $288,971       partially built home

                 2025  $600,750

                         Automobile          1995 $18,359

                Graphic  Picture of an       2000 $23,431

                         automobile          2010 $38,167

                                             2025 $79,347



                    Four Year Public University Education

                    1995   $26,972    Graphic  Picture of a

                                      graduation cap and

                    2000   $34,424    a diploma.

                    2010   $58,073

                    2025   $116,571

           Sources: National Association of Realtors;

Department of Commerce; College Board.  Future prices

are based on a hypothetical average annual inflation

rate of 5%.



EDUCATION

The cost of four years at a private college, including

tuition, fees, books and other miscellaneous expenses,

now averages nearly $95,000. It is projected to reach

$170,000 in a decade. The cost of a public college is

expected to nearly double from an average of $45,000 to

more than $80,000 over the next ten years.

Most families realize that no matter when they start

saving and investing for this purpose, it usually is

not soon enough.



BUILDING WEALTH

Many investors overlook the potential of investing in

their most productive years when their incomes are high

enough to put aside investment assets and the demands

on their income are less than they inevitably will be

later.  Such assets can be invaluable not only for

retirement but as emergency assets for unforeseen

occurrences in life.

RETIREMENT

Given the national debate on Social Security and

Medicare, the need for investors to assure adequate

retirement assets for both their active retirement

years, and the possibility of their inactive care

years, should be apparent.  Many people look solely to

their company retirement plans for such assurance and

only realize the need for supplemental assets much

later.



YOUR FAMILY'S FUTURE

Providing for the education of a child or grandchild

may only be a part of an investor's concern for future

generations.  They may have achieved a sufficient level

of personal success to be able to consider investing in

order to pass along significant assets to provide these

future generations with greater assurance for their

financial well-being in an uncertain world.



GRAPHIC  Photo of two women embracing.

INTELLIGENT INVESTING

Time is the essential ingredient

Experience has shown that there is no substitute for

time in investing.  Historically, the sooner money has

been put to work, and the longer it has been invested,

the more likely positive returns have resulted.

Conversely, aggressive investors are more likely to

have volatile results for shorter periods.  Clearly,

investing for the long-term is considered one of the

keys to successfully creating investment wealth.



THE RULE OF 72:

HELPING YOU IN TAXING TIMES

Certain measurements are well known rules in everyone's

daily life.  Most people learn early in life, for

example, that twelve inches equals a foot and that

three feet make a year.  With investments, similar, but

not as well known, measurement rules apply.

The Rule of 72 allows potential investors to find out

how long it will take to double their money.  All you

have to do is divide 72 by the estimated interest rate

of an investment, and the answer is roughly the number

of years needed to double an investment.  Here's the

formal equation:

Number of years to double the original investment = 72

Interest Rate



Using the Rule

Check the table below to see some examples of how the

Rule of 72 works.



Rate of       Rule of 72         Years to     Years to

 Return     (72Interest Rate)    Double      Quadruple

   3%              723                24         48

   6%              726                12         24

   9%              729                 8         16

  12%              7212                6         12

The rates of return shown are for illustrative purposes

only and are not historical results or projections of

the returns of any Gradison Mutual Fund.

(Pie Charts)

THE LONGER YOUR TIME FRAME, THE GREATER THE CHANCE OF

REWARD

Percent of time stocks had positive results for rolling

periods beginning December 31, 1925, and ended December

31, 1995.



   71%              89%            97%           100%

  1 year            5 year        10 year       15 Year

 holding           holding        holding       holding

 periods           periods        periods       periods

Stocks will often rise and fall in value over the short

term.  When investing for growth, the longer your

investment time frame, the greater the chance equity

investments will produce positive results.



Source: Ibbotson Associates, Chicago. Based on the

performance of the S & P 500, an unmanaged index of

stocks.  This information is historical and is not a

guarantee of future performance of the S & P 500 or any

Gradison Mutual Funds.



THE POWER OF COMPOUNDING

The term "compounding" is usually applied to investment

income that is constantly reinvested to generate

additional income.  However, the concept of compounding

applies equally well to investment profits that are

constantly reinvested.  The compounding of income and

profits over long periods of time can have a meaningful

impact on overall investment results.  Again, time

invested is invaluable.



(CHART)   THE POWER OF COMPOUNDING IN A HYPOTHETICAL

$10,000 INVESTMENT IN THE S&P 500



$170,000                   $168,820...................

$150,000            In the time frame illustrated here,

$130,000            reinvestment of all income and

$110,000            dividends resulted in $168,820,

$ 90,000            while not reinvesting income

$ 70,000            and dividends results in $59,304.

$ 50,000                   $ 59,304...................

$ 30,000

$ 10,000

    1/1/69                                 12/31/95

This chart is for illustrative purposes only.  There

is, of course, no correlation between the total return

for the S&P 500 and past or future performance of any

Gradison Mutual Fund.  The S&P 500 is an unmanaged

index compiled by Standard & Poor's Corporation.

Investors cannot invest in the S&P 500.  Past

performance cannot guarantee future results.

Source: The American Funds Group





Page 6

DISCIPLINED PERIODIC INVESTMENTS

It is our experience that the most difficult decision

for most investors is not whether to invest, but when

to invest.  It is this dilemma that causes many

investors to stay on the investment sidelines.

Dollar cost averaging is a widely used investment

concept in the purchase of mutual funds that allows

investors to overcome this difficult decision by

periodically investing(such as weekly, monthly, or

quarterly) the same dollar amount over a long period of

time.  Gradison Mutual Funds offer a periodic

investment plan to make the process easier and more

systematic.



CHART     DOLLAR COST AVERAGING CAN REDUCE YOUR AVERAGE

COST PER SHARE

            Investment          Share          Shares

             Amount             Price         Purchased

  March      $  500             $10.00           50

  June       $  500             $12.50           40

  September  $  500             $ 5.00          100

  December   $  500             $10.00           50

             $2,000             $37.50          240

                   Average Price Per Share

                   ($37.50 divided by 4)       $9.38

                   Average Cost Per Share

                   ($2,000 divided by 240)     $8.33

Dollar cost averaging will never result in better

performance than picking the best times to invest, if

you were able to do so. But dollar cost averaging

allows you invest the same amount periodically as the

Fund's share price fluctuates. You therefore will

purchase more shares of the Fund in those months when

the price per share is low and less  shares when the

price is high. Most importantly, dollar cost averaging

can help investors make the commitment to invest.

Of course, dollar cost averaging does not assure a

profit and does not protect against loss in declining

markets.  And since dollar cost averaging involves

continuous, periodic investing, you should consider

your ability to continue purchases over an extended

period of time.



(Graphic)  Photo of two men, two women, a boy, girl and

a dog walking.

          CONSIDER GRADISON MUTUAL FUNDS

Equity Funds       Fixed Income Fund  Money Market
                                      Funds
Established Value  Government Income  U. S. Government
Fund               Fund               Reserves
Growth & Income    Ohio Tax Free      Municipal Cash
Fund               Income Fund        Series 2
Opportunity Value  High Yield Fund 1  Ohio Municipal
Fund                                  Cash Trust 2
International                         Michigan
Fund                                  Municipal Cash
                                      Trust 2






               1. Planned for 1997-1998 and sold by prospectus only.

               2. Federated Advisers acts as investment adviser for

                  these funds and Federated Securities Corp. acts as

                  distributor.

               PAGE 7

GRADISON EQUITY FUNDS

GRADISON ESTABLISHED VALUE FUND

The Established Value Fund invests for long-term

capital growth using a disciplined stock selection

process to identify investments from the large

established companies that make up the

Standard & Poor's 500 Composite Stock Price Index, and

other similar sized companies, which the investment

adviser considers to be undervalued. The stock

selection process requires that companies meet a number

of objectively measured criteria of value including the

companies' relative book values, their price to

earnings ratios, and other similar factors.



GRADISON GROWTH AND INCOME FUND

The Growth & Income Fund invests for long-term capital

growth, as well as current income and growth of income.

The Fund puts particular emphasis on identifying

companies with higher than average growth rates, above

average dividend returns, a history of paying

increasing dividends, and which the investment adviser

considers to be undervalued.

We believe that stocks meeting this criteria provide

the opportunity for price appreciation and current

income while tending to moderate risk.



GRADISON OPPORTUNITY VALUE FUND

The Opportunity Value Fund uses a disciplined stock

selection process to identify smaller companies,

generally with market capitalization of less than $500

million that meet a number of objectively measured

criteria of value including the companies' growth

rates, relative book value, their price to earnings

ratios, and other similar factors and which the

investment adviser considers to be undervalued. The

securities of smaller companies generally are more

volatile than those of larger companies.



GRADISON INTERNATIONAL FUND

Blairlogie Capital Management of Edinburgh, Scotland,

the subadviser to the International Fund, employs a

"hybrid strategy" that invests in both developed

international markets and in emerging international

markets.

Using a disciplined methodology, Blairlogie first

identifies the countries that offer the most favorable

investment environment, and then selects the individual

investments in those countries. Generally the amount

invested in emerging markets will not exceed 30% of the

Fund's assets.

International investing, particularly in emerging

markets, involves greater risks than U.S. investing,

such as political instability and currency fluctuation.



THE CASE FOR COMMON STOCKS

Stocks, more than most other types of investments, have

historically shown the ability to grow faster than

inflation and to create wealth over long investment

periods.  An investor who has long-term goals of ten

years or more should strongly consider equities as a

significant part of his or her investment portfolio.

Historically, the longer an investor has held  a well

diversified portfolio of stocks the better that

investor has fared, as evidenced in the pie chart on

page 5.



THE ADVANTAGES OF BONDS

Although bond portfolios have not provided returns as

high as stocks over long periods of time (as

illustrated in the graph on page 9), they have provided

less volatility and more reliable income than stocks.

Investors with a relatively short investment horizon,

may need to avoid the volatility of stocks.  For

example when an investor because near retirement, at a

time when assets are needed; or to add greater

stability to a portfolio by combining both stocks  and

bonds.  Importantly, bond mutual funds provide the

ability to reinvest these cash flows immediately and

completely to take full advantage of compounding.

GRADISON FIXED INCOME FUNDS

GRADISON GOVERNMENT INCOME FUND

Designed to provide current monthly income from a

portfolio of intermediate to long-term U.S. Government

securities, the Fund's policy is to invest only in

those Government securities that are guaranteed as to

principal and interest by the full faith and credit of

the United States Government and in repurchase

agreements collateralized by such obligations.

The Fund is managed with an emphasis on total return,

that is the combined effect of both income and changes

in share value.  Although the securities in the

portfolio are guaranteed as to principal and interest

by the U.S. Government, the market value of the Fund's

shares will fluctuate with changes in interest rates

and other market conditions.  Mortgage backed

securities may be subject to prepayment risk.



Graphic:  Photo of two young girls each sitting on an

adult's shoulder.



GRADISON OHIO TAX-FREE INCOME FUND

Designed for Ohio investors who can benefit from a

portfolio of long-term municipal bonds that are exempt

from both federal and Ohio income taxes, the Fund

provides monthly income by investing in  Ohio municipal

securities issued to finance public institutions and

public works, and in private activity municipal bonds.

In order to gain favorable yields, the Fund invests up

to 20% of its assets in securities that may be subject

to the alternative minimum tax for some investors.

INDICES OF INVESTMENTS

IN U. S. CAPITAL MARKETS

(Chart) Comparison of Investments in Small Company

Stocks, Large Company Stocks, Long-Term Government

Bonds, U. S. Treasury Bills to Inflation for the period

beginning 1925 through 1995, $0 to $10,000.

Small Company Stocks $3,822; Large Company Stocks

$1,113; Long-Term Government Bonds $34; U. S. Treasury

Bills $13; Inflation $9.

1926-1995

(YEAR-END 1925 = $1.00)

This chart is intended to show the growth of one dollar

invested in different types of investments and the

Consumer Price Index.  It assumes reinvestment of all

dividend and interest payments.

Past performance does not ensure further results.

SMALL COMPANY STOCKS are represented by the fifth

capitalization quintile of stocks on the NYSE for 1926-

1981 and thereafter, the performance of the Dimensional

Fund Advisors (DFA) Small Company Fund;

LARGE COMPANY STOCKS are represented by the Standard &

Poor's 500 Stock Composite Index (S&P 500);

LONG-TERM GOVERNMENT BONDS are represented by a one-

bond portfolio with a maturity near twenty years;

U. S. TREASURY BILLS are represented by rolling over

each month a one-bill portfolio containing, at the

beginning of each month, the bill having the shortest

maturity not less than one month.

INFLATION is represented by the Consumer Price Index

for All Urban Consumers (CPI-U), not seasonably

adjusted.

Source: Ibbotson, Roger G., and Rex A. Sinquefield,

Stocks, Bonds, Bills, and Inflation (SBBI), 1995,

updated in Stocks, Bonds, Bills, and Inflation 1996T,

Ibbotson Associates, Chicago.  All rights reserved.

The indices and securities in the chart above do not

reflect the actual portfolio composition, performance,

or fees and expenses associated with investing in any

Gradison Mutual Fund.  The chart is not intended to

imply future performance of any of these investments or

any Gradison Mutual Fund.  Performance figures of

Gradison Mutual Funds are available by request from

Gradison.  The returns for stocks include reinvestment

of dividends and interest.  Government bonds and

Treasury Bills are guaranteed by the U.S. Government

and, if held to maturity, offer a fixed rate of return

and fixed principal value.

In existing disclaimer replace "Past performance does

not ensure future results" with: "The performance shown

in the above chart is historical and is not intended to

imply future performance of any of these investments or

of any Gradison fund.

GRADISON MONEY MARKET FUNDS

The money market funds offered by the Gradison Mutual

Funds provide a full complement of services including

checkwriting, high quality personalized checks, and the

convenience of automatic sweeping of dividends from the

Gradison Funds.  The money market funds provide clear,

monthly statements that include the name of the payees

of any checks written against the account, as well as a

highly useful year-end summary of all transactions.

Graphic  Photo of a man and woman seated next to one

another going through documents.



GRADISON U. S. GOVERNMENT RESERVES

A full service money market fund designed to provide

current money market yields by investing exclusively in

securities issued by the U.S. Government, its agencies

or instrumentalities.  The fund has tax benefits in

that it invests, to the greatest extent reasonable,

only in selected U. S. Government securities that are

not taxable by the states or by local governments.



MUNICIPAL MONEY MARKET FUNDS

Gradison also makes available a general municipal money

market fund that provides income exempt from federal

taxation and separate Ohio and Michigan money market

funds that provide income that is not taxable at the

federal state or local levels in those states. A

portion of the income of both funds could be subject to

the Alternative Minimum Tax (AMT) for investors who are

subject to AMT.

For more complete information about the Gradison Funds, including sales charges and expense, please obtain the appropriate prospectuses from your investment consultant or call 800-869-5999. Please read the prospectuses carefully before you invest or send money.
Investment returns and principal of the funds will fluctuate so that you may have a gain or a loss when you sell your shares. Money market funds are neither insured nor guaranteed by the U.S. Government or any other entity. There can be no assurance that these funds will maintain a constant net asset value of $1.00 per share.


(Graphic)  Man and woman sitting at a desk opposite

each other.

WORKING WITH YOUR PROFESSIONAL INVESTMENT CONSULTANT

We believe that your professional investment consultant

is in the best position to provide you with investment

advice.

Your consultant has the training and experience to

provide you with guidance in making your investment

decisions.  We encourage you to share as much

information as possible about your investment goals and

your current personal and financial situation.

Above all, we suggest you ask your investment

consultant whatever you feel you need to know to help

you fully understand the investments you are making.



SERVICE YOU CAN COUNT ON

LOW MINIMUN INVESTMENT OF $1,000 Low subsequent

investment minimums of $50.



CONVENIENT AUTOMATIC DIVIDEND REINVESTMENT of income

dividends and/or capital gain dividends into any

Gradison fund.



AUTOMATIC INVESTMENT PLAN allows authorization of

regular, systematic investments from bank accounts,

money market funds and automated payroll into any

Gradison fund.



AUTOMATIC WITHDRAWALS AND PAYMENT PLANS can be set up

to pay you or designated payees a specified amount

monthly or quarterly.



ACCESS Shares can be redeemed at the then-current

market value on any business day.

EXCHANGE PRIVILEGES Including convenient telephone

exchanges allows investors to move money from one

Gradison Mutual Fund to another at any time.

CHECK WRITING For all money market funds includes high

quality personalized checks, check payee names on

account statements, and return of canceled checks. 4



WIRE TRANSFERS Specified amounts can be transferred to

pre-authorized accounts at other financial

institutions. 5

4. A fee applies to checks under $100.00

5. A fee applies to wires.



TOLL-FREE CUSTOMER SERVICE Knowledgeable shareholder

service representatives are available during business

hours at 800-869-5999.



24-HOUR ACCOUNT INFORMATION During non-business hours

TeleFund 24 provides touch-tone access to the most

recent prices of Gradison Mutual Funds, current money

market yield, and balances on all Gradison Mutual Funds

accounts.



ACCOUNT STATEMENTS Clear, concise and informative.

YEAR-END SUMMARY A highly useful summary of all

activity.



QUARTERLY NEWSLETTER Your Future provides Gradison

shareholders with timely information about investing,

mutual funds and the Gradison family of funds.

SHAREHOLDER REPORTS Semiannual updates on fund

strategy, performance and portfolio holdings.

INTERNET World Wide Web site www.gradisonfunds.com

provides quarterly updates on Gradison Mutual Funds, as

well as other information of interest to mutual fund

investors.



GETTING STARTED

Whatever your goals or aspirations, whatever your

objective.  One thing is certain.  An investment made

today brings you that much closer to meeting that

objective and reaching that goal.

The most important thing is to get started.  Call your

Investment Consultant or contact Gradison Mutual Funds

at 800-869-5999.

START TODAY AND THE FUTURE IS YOURS.

Graphic:   Photo of a baby smiling.

Back Cover
Logo
Gradison
Mutual Funds
1997 Gradison Mutual Funds   580 Walnut Street
Cincinnati, Ohio 45202    800/869-5999  513/579-5000
htt;:/WWW.gradisonfunds.com